FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Amortized cost
Financial liabilities by category
Financial liabilities	$ 340,066,610	$ 419,463,134
Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	57,237	4,218,822
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	99,574,143	141,779,322
Trade and other payables | Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities	57,237	3,135,008
Borrowing | Amortized cost
Financial liabilities by category
Financial liabilities	107,242,909	157,926,152
Secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	121,956,575	102,270,445
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	10,890,573	16,411,981
Consideration for acquisition | Amortized cost
Financial liabilities by category
Financial liabilities	$ 402,410	1,075,234
Consideration for acquisition | Mandatorily measured at fair value through profit or loss
Financial liabilities by category
Financial liabilities		$ 1,083,814